STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Apr. 01, 2026	Mar. 15, 2022	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted		5,000,000			2,500,000	2,500,000
Stock options outstanding					565,000,000	562,500,000
Stock compensation expense			$ 331,333	$ 116,527	$ 848,710	$ 229,220
Options outstanding, intrinsic value					$ 0
Warrants to purchase common stock					0	0
Warrant compensation fair value					$ 0
Granted shares			2,500,000		2,500,000	2,500,000
Weighted average exercise price, granted			$ 0.018		$ 0.0395	$ 0.0036
Unrecognized compensation cost			$ 713,294
Recognized over a remaining weighted-average vesting period			6 months 10 days
Non-Qualified Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares	2,500,000
Weighted average exercise price, granted	$ 0.018
35 Months [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested stock option	69,444
36 Months [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested stock option	69,460
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Termination years					7 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Termination years					10 years
Maximum [Member] | 2022 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued			500,000,000